Short-Term Borrowings and Long-Term Debt (Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Borrowings and bonds		¥ 11,361,542	¥ 12,829,867
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		7,503,032	9,184,075
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		2,057,156	4,146,989
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		2,765,247	2,519,845
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		324,162	233,842
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		656,029	662,751
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		1,493,617	1,469,248
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		206,821	151,400
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		3,858,510	3,645,792
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		3,442,438	3,247,639
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		¥ 416,072	¥ 398,153
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2019-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2019-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.02%
Maturities, Start	[2]	2019-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2019-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2019-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2019-04
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.40%
Maturities, Start	[2]	2019-06
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.30%
Maturities, Start	[2]	2022-07
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	8.10%
Maturities, End	[2]	2046-12
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	5.39%
Maturities, End	[2]	2048-03
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	12.40%
Maturities, End	[2]	2037-05
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	25.00%
Maturities, End	[2]	2049-03
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	16.00%
Maturities, End	[2]	2033-07
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	9.00%
Maturities, End	[2]	2024-03
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	4.26%
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.70%
Maturities, End	[2]	2025-10

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2019.
[2]	Maturity information disclosed is the range of maturities at March 31, 2019.